Responsibilities and Commitments - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Insured Amount To Cover Substantial Damage To Assets And Loss Of Earnings	$ 7,800.0
Additional Losses Recognised through Settlement of Claims of Financial Guarantees	(5.9)
COVID19 Pandemic [Member] | Financial guarantee contracts [member] | Commercial Aviation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additional Losses Recognised through Settlement of Claims of Financial Guarantees	$ (5.9)